Change in Working Capital	6 Months Ended
Jun. 30, 2026
Changes In Working Capital [Abstract]
Change in working capital

16. Change in working capital

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
Decrease (increase) in amounts receivable and other assets	$1,105	$(2,503)	$(3,168)	$(1,109)
Decrease in inventory[1]	757	942	1,698	486
(Decrease) increase in amounts payable and other liabilities[2]	(3,802)	994	(13,938)	(6,362)
Change in working capital	$(1,940)	$(567)	$(15,408)	$(6,985)
1.	Excludes depletion.
2.	Includes stock-based compensation payments of $1.6 million and $9.6 million, for the three and six months ended June 30, 2026, respectively (2025: $nil and 1.5 million).